Equity (Details) - Schedule of Issued and Outstanding Share Capital - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Issued and Outstanding Share Capital [Abstract]
Balance	706,683	261,494
Issuance of share capital – in respect of investment in affiliate		13,858
Share issued to a consultant	5,869	7,942
Issuance of share capital – in respect of shelf prospectus		296
Issuance of share capital – in respect of August 2023 financing round		237,500
Issuance of share capital – in respect of rounding errors	980,452	2,688
Issuance of share capital – in respect of October 2023 financing round	1,893,100	182,905
Balance	3,586,104	706,683